SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Share Purchase Warrants Tables Abstract
Issued and outstanding share purchase warrants continuity
	Weighted
	Average	Number of
	Exercise	Common	Fair
	Price Per	Shares	Value
(in thousands except share amounts)	Share (CAD)	Issuable	Amount

Balance-December 31, 2018 and 2019	$1.27	1,673,077	$435

Share purchase warrants – by series:
February 2017 warrants	$1.27	1,673,077	$435